Nature of the Business	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Nature of the business

1. Nature of the business

(a) Organization

Allarity Therapeutics A/S (the “Company”) is a public limited company domiciled in Denmark. The Company was incorporated under the laws of Denmark on 9 September 2004 The Company’s principal operations are located at Venlighedsvej 1, 2970 Horsholm, Denmark. The Company’s United States operations are located at 210 Broadway #201, Cambridge, MA 012139, United States of America.

(b) Principal Activities

Allarity Therapeutics A/S develops drugs for the personalized treatment of cancer using drug specific companion diagnostics (cDx) generated by its proprietary drug response predictor technology, DRP®. The Company is a merged company (the “Merger”) between two prior affiliated companies, the drug development company Oncology Venture Sweden AB and the predictive diagnostic development company Medical Prognosis Institute A/S. Pursuant to the Merger, effective 21 August 2018 the Company obtained control of 100% shares and voting interests of Oncology Venture Sweden AB, a company based in Sweden, listed on Spotlight, Stockholm, Sweden and specializing in the research and development of anti-cancer drugs via its wholly owned Danish subsidiary, Oncology Venture ApS. The Merger was accounted for as a business combination with the Company being the acquirer and all assets acquired and liabilities assumed were recognized at fair value.

Allarity Therapeutics A/S (Nasdaq First North Growth Market Stockholm: ALLR) develops drugs for the personalized treatment of cancer using drug-specific companion diagnostics (cDx) generated by its proprietary drug response predictor technology, DRP®.

(c) Risks and Uncertainties

The Company is subject to risks common to companies in the biotechnology industry, including but not limited to, risks of failure of preclinical studies and clinical trials, the need to obtain marketing approval for any drug product candidate that it may identify and develop, the need to successfully commercialize and gain market acceptance of its product candidates, dependence on key personnel and collaboration partners, protection of proprietary technology, compliance with government regulations, development by competitors of technological innovations, and the ability to secure additional capital to fund operations. Product candidates currently under development will require significant additional research and development efforts, including preclinical and clinical testing and regulatory approval prior to commercialization. Even if the Company’s research and development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales.

The accompanying consolidated financial statements have been prepared on going concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the ordinary course of business. The accompanying financial statements do not reflect any adjustments relating to the recoverability and reclassifications of assets and liabilities that might be necessary if the Company is unable to continue as a going concern. The Company expects its costs and expenses to increase as it continues to develop its product candidates and progress its current clinical programs and cost associated with being a public company.

Pursuant to the requirements of Accounting Standard Codification (ASC) 205-40, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, management must evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. This evaluation initially does not take into consideration the potential mitigating effect of management’s plans that have not been fully implemented as of the date of these financial statements, and (1) is probable that the plan will be effectively implemented within one year after the date the financial statements are issued, and (2) it is probable that the plan, when implemented, will mitigate the relevant condition or events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date the financials are issued. Certain elements of the Company’s operating plan to alleviate the conditions that raise substantial doubt are outside of the Company’s control and cannot be included in management’s evaluation under the requirements of Accounting Standard Codification (ASC) 205-40.

Since inception, the Company has devoted substantially all of its efforts to business planning, research and development, clinical expenses, recruiting management and technical staff, and securing funding via collaborations. The Company has historically funded its operations with proceeds received from its collaboration arrangements, sale of equity capital and proceeds from sales of convertible notes.

The Company has incurred significant losses and has an accumulated deficit of $37.4 million as of December 31, 2020. Management expects to continue to generate operating losses in the foreseeable future, particularly as the Company advances its preclinical activities and clinical trials for its product candidates in development. The Company plans to seek additional funding through public equity, private equity, debt financing, collaboration partnerships, or other sources. There are no assurances, however, that the Company will be successful in these endeavours. If the Company is unable to obtain funding, the Company could be forced to delay, reduce, or eliminate its research and development programs, or reduce product candidate expansion, which could adversely affect its business prospects. As of August 20, 2021, our cash which includes the proceeds of our rights offering in June 2021 is insufficient to fund our current operating plan and planned capital expenditures for at least the next 12 months. These conditions give rise to a substantial doubt over the Company’s ability to continue as a going concern.

As of June 10, 2021, the Company has completed a unit offering in exchange for gross proceeds of approximately $12.459 million (SEK 102.8 million). The Company has also entered into a Securities Purchase Agreement with 3i, LP, a Delaware limited partnership that provides for a $20 million equity investment in the Company. Please refer to the subsequent event disclosures in note 25 for further information.

Although management continues to pursue its funding plans, there is no assurance that the Company will be successful in obtaining sufficient funding to fund continuing operations on terms acceptable to the Company, if at all. Further, at the date of this filing the above noted 3i $20 million equity investment cannot be asserted as probable and is subject to close of the transaction. Accordingly, based upon cash on hand at the issuance date of these financial statements which includes proceeds of the rights offering of $12.459 million, the Company does not have sufficient funds to finance its operations for at least twelve months from the issuance date and therefore has concluded that substantial doubt exists about the Company’s ability to continue as a going concern.

Impact of Covid-19 on our Business

In March 2020, the World Health Organization declared the novel strain of coronavirus (COVID-19) a pandemic and recommended containment and mitigation measures worldwide. The COVID-19 pandemic has been evolving, and to date has led to the implementation of various responses, including government-imposed quarantines, travel restrictions and other public health safety measures.

As a result of COVID-19, all of the Company’s clinical trials were experiencing significant delays throughout the year ended December 31, 2020. The Company has been slowly ramping up its clinical trial sites in 2021. Management continues to closely monitor the impact of the COVID-19 pandemic on all aspects of the business, including how it will impact operations and the operations of customers, vendors, and business partners. The extent to which COVID-19 impacts the future business, results of operations and financial condition will depend on future developments, which are highly uncertain and cannot be predicted with confidence at this time, such as the continued duration of the outbreak, new information that may emerge concerning the severity or other strains of COVID-19 or the effectiveness of actions to contain COVID-19 or treat its impact, among others. If the Company or any of the third parties with which it engages, however, were to experience shutdowns or other business disruptions, the ability to conduct business in the manner and on the timelines presently planned could be materially and negatively affected, which could have a material adverse impact on business, results of operations and financial condition. The estimates of the impact on the Company’s business may change based on new information that may emerge concerning COVID-19 and the actions to contain it or treat its impact and the economic impact on local, regional, national, and international markets. Management have not identified any triggering events which would result in any significant impairment losses in the carrying values of assets as a result of the pandemic and are not aware of any specific related event or circumstance that would require management to revise estimates reflected in these consolidated financial statements.

Emerging Growth Companies

Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has chosen to not make an election to opt out of new or revised accounting standards.